Financial Derivatives (Gains (Losses) on Derivatives and Related Cash Flows - Cash Flow Hedges) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gains (losses) on cash flow hedge derivatives	$ (153)	$ 127	$ 168
Cash Flow Hedging [Member] | Interest Rate Contracts [Member] | Designated as Hedging Instruments under GAAP [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivatives Recognized in OCI (Effective Portion)	100	415	431
Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	253	288	263
Net unrealized gains (losses) on cash flow hedge derivatives	(153)	127	168
Cash Flow Hedging [Member] | Interest Rate Contracts [Member] | Interest Income [Member] | Designated as Hedging Instruments under GAAP [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	$ 253	293	$ 263
Cash Flow Hedging [Member] | Interest Rate Contracts [Member] | Noninterest Income [Member] | Designated as Hedging Instruments under GAAP [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		$ (5)